Condensed Consolidated Statement of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss from continuing operations	$ (290,264)	$ (430,884)	$ (780,091)	$ (660,568)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	50,462	77,777
Amortization			1,583	48,500
Stock-based compensation	7,993	10,636	23,089	68,293
Other assets	129,180
Change in fair value contingent consideration	4,875	8,943	18,463	15,418
Stock issued for services related to equity raise		23,450
Change in operating assets and liabilities:
Other long-term asset		(30,000)
Prepaid expenses and other costs	(300)	6,000	7,750	(200)
Costs in excess of billings				474
Accounts payable and accrued expenses	(132,844)	86,520	140,571	(2,482)
Net cash (used in) in operating activities - continuing operations	(230,899)	(247,558)	(575,635)	(530,565)
Net cash provided by (used in) operating activities - discontinued operations	128,054	(90,035)	(163,439)	165,919
Net cash used in operating activities	(102,845)	(337,593)	(412,196)	(364,646)
CASH FLOWS FROM INVESTING ACTIVITIES
Cash disposed of in disposition of subsidiaries	(322,101)
Cash acquired in business acquisitions				30,408
Net cash provided by (used in) investing activities - continuing operations	(322,101)			30,048
Net cash (used in) investing activities - discontinued operations	(21,031)	(5,022)	(6,587)	(5,653)
Net cash (used in) investing activities	(343,132)	(5,022)	(6,587)	24,755
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from PPP notes payable	20,000
Proceeds from related party debt	179,838
Proceeds from stock option exercise				1,000
Legal fees paid associated with financing			(90,000)
Proceeds from issuance of convertible debt	75,000	147,500	92,500
Repayment of debt	(90,000)
Proceeds from equity financing	26,008		40,122
Net cash provided by (used in) financing activities - continuing operations	210,846	147,500	42,622	1,000
Net cash provided by (used in) financing activities - discontinued operations	(22,243)	150,282	289,363	(275,443)
Net cash provided by (used in) provided by financing activities	(188,603)	297,782	331,985	276,443
Net increase (decrease) in cash and cash equivalents	(257,374)	(44,833)	(86,798)	(63,448)
Effect of foreign currency translation on cash	(15,236)	(771)	(5,284)	(33,118)
Cash and cash equivalents - beginning of period	277,620	359,134	359,134	455,700
Cash and cash equivalents - end of period	5,010	313,530	277,620	359,134
Supplemental disclosure of non-cash investing and financing activities
Common stock issued for acquisition of business				1,177,779
Fair value of net assets acquired in business combination				2,056,344
Beneficial conversion feature		$ 190,000	$ 190,000	$ 365,878